Segment Results - Segment Results of Operations (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Results of Operations [Line Items]
Net revenues	€ 6,342	€ 6,203	€ 12,560	€ 12,554
Provision for credit losses	761	161	1,267	301
Noninterest expenses [Abstract]
Compensation and benefits	2,645	2,813	5,334	5,679
General and administrative expenses	2,599	3,089	5,474	6,159
Impairment of goodwill and other intangible assets	0	1,035	0	1,035
Restructuring activities	123	50	197	33
Total noninterest expenses	5,367	6,987	11,006	12,906
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	213	(946)	287	(654)
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	1,328	1,294	2,653	2,636
Provision for credit losses	145	61	251	106
Noninterest expenses [Abstract]
Compensation and benefits	254	261	527	531
General and administrative expenses	852	745	1,662	1,486
Impairment of goodwill and other intangible assets	0	491	0	491
Restructuring activities	0	13	5	13
Total noninterest expenses	1,106	1,509	2,194	2,521
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	77	(277)	208	9
Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	2,654	1,823	4,993	3,811
Provision for credit losses	363	44	606	51
Noninterest expenses [Abstract]
Compensation and benefits	463	482	958	984
General and administrative expenses	855	1,048	1,832	2,267
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	11	15	15	21
Total noninterest expenses	1,329	1,544	2,804	3,272
Noncontrolling interests	6	18	5	18
Profit (loss) before tax	956	218	1,578	470
Private Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	1,981	2,087	4,142	4,212
Provision for credit losses	225	62	364	169
Noninterest expenses [Abstract]
Compensation and benefits	736	750	1,482	1,507
General and administrative expenses	1,157	1,054	2,238	2,128
Impairment of goodwill and other intangible assets	0	545	0	545
Restructuring activities	104	(12)	166	(39)
Total noninterest expenses	1,997	2,336	3,887	4,141
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	(241)	(311)	(108)	(98)
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues	549	594	1,068	1,119
Provision for credit losses	(1)	0	0	0
Noninterest expenses [Abstract]
Compensation and benefits	204	228	376	427
General and administrative expenses	189	217	386	413
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	7	27	10	29
Total noninterest expenses	400	471	774	869
Noncontrolling interests	36	33	70	64
Profit (loss) before tax	114	89	224	186
Capital Release Unit [Member]
Segment Results of Operations [Line Items]
Net revenues	(70)	221	(129)	608
Provision for credit losses	29	(8)	43	(27)
Noninterest expenses [Abstract]
Compensation and benefits	45	92	97	221
General and administrative expenses	451	895	1,093	1,711
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	8	1	10
Total noninterest expenses	496	995	1,191	1,942
Noncontrolling interests	0	0	0	0
Profit (loss) before tax	(595)	(766)	(1,362)	(1,307)
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Net revenues	(99)	184	(168)	168
Provision for credit losses	1	2	5	2
Noninterest expenses [Abstract]
Compensation and benefits	943	1,001	1,893	2,009
General and administrative expenses	(905)	(870)	(1,737)	(1,847)
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	1	0	0	0
Total noninterest expenses	40	131	156	162
Noncontrolling interests	(42)	(51)	(75)	(82)
Profit (loss) before tax	€ (97)	€ 101	€ (254)	€ 86